Shareholders Equity (Quarterly) (Quarterly, USD $)	Common Stock USD ($)	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)
Beginning Balance, Value at Jan. 28, 2013
Beginning Balance, Shares at Jan. 28, 2013
Common stock issued to founders, Shares	3,846,000,000
Common stock issued to founders, Value	38,460	(38,460)
Members' capital contributions		141,986
NET LOSS			(104,167)
Ending Balance, Value at Dec. 31, 2013	38,460	103,526	(104,167)
Ending Balance, Shares at Dec. 31, 2013	3,846,000,000
NET LOSS			807
Ending Balance, Value at Mar. 31, 2014	$ 45,460		$ (366,834)
Ending Balance, Shares at Mar. 31, 2014	4,546,014,334